Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids, Inc [Member]
Business Combination
Note 3. Business Combination
On October 4, 2019, pursuant to the terms of an asset purchase agreement, the Company acquired certain assets of Quantum Fuel Systems, LLC (“Quantum” or the “Seller”), which will be used to accelerate the Company’s product development timelines at a lower cost and rapidly expand and improve the Company’s engineering capabilities (the “Acquisition”). The Acquisition provided the Company access to intellectual property and an assembled workforce that is the foundation for future technologies to be developed for the Company by the assembled workforce applying its skills, knowledge and experience to utilize the acquired intellectual property.
The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired as of the date of acquisition:

Deferred consideration	$229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109

Total consideration	$1,759

Software	$256
Equipment and hardware	151
Intangible asset—developed technology	863
Goodwill	489

Fair value of assets acquired	$1,759

Note 3. Business Combination
On October 4, 2019, pursuant to the terms of an asset purchase agreement, the Company acquired certain assets of Quantum Fuel Systems, LLC (“Quantum” or the “Seller”), which will be used to accelerate the Company’s product development timelines at a lower cost and rapidly expand and improve the Company’s engineering capabilities (the “Acquisition”). The Acquisition provided the Company access to intellectual property and an assembled workforce that is the foundation for future technologies to be developed for the Company by the assembled workforce applying its skills, knowledge and experience to utilize the acquired intellectual property.
The aggregate purchase consideration transferred by the Company to the Sellers totaled $1,759 and included i) a deferred cash payment to be made on or before the 270 th
day from the closing of the transaction with an estimated fair value of $229, ii) issuance of 606,060 shares of common stock with an estimated fair value of $109, and iii) contingent purchase consideration associated with three milestone events with an estimated fair value of $1,421.

The milestone events and associated contingent purchase consideration consisted of the following:

•
First milestone event will be met upon the retention of at least four members of the acquired assembled workforce for at least twelve months. The contingent purchase consideration associated with the first milestone event is cash consideration totaling $450 with an estimated acquisition date fair value of $400.

•
Second milestone event will be met upon achieving certain product development criteria as outlined in the asset purchase agreement. The contingent purchase consideration associated with this milestone event is: i) cash consideration totaling $475 and; ii) additional consideration ,at the Company’s election, of either cash totaling $500 or the issuance of 865,800 shares of common stock. The estimated acquisition date fair value of such amounts are $387 and $123, respectively.

•
Third milestone event will be met upon the successful demonstration of a prototype as outlined in the asset purchase agreement. The contingent purchase consideration associated with this milestone event is: i) cash consideration totaling $475 and; ii) additional consideration, at the Company’s election, of either cash totaling $500 or the issuance of 865,800 shares of common stock. The estimated acquisition date fair value of such amounts are $387 and $123, respectively.

The fair value of the deferred purchase consideration is based on management’s estimated amount and timing of the future payment, discounted utilizing a rate of 125% to reflect market participant assumptions. The discount rate utilized was a risk-free rate selected based on the nearest risk-free rate term associated with the payment of the deferred purchase consideration, with a credit risk premium applied as the payments are not risk-free.
The fair value of common stock issued in the Business Combination has been determined by the Board of Directors based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the current climate in the marketplace, the effect of the rights and preferences of the preferred stockholders and the prospects of a liquidity event, among others.
The estimated fair value of the Company’s contingent purchase consideration payable in cash for the first milestone is based on management’s estimated probability and timing of the future payment, discounted utilizing a rate of 12.5% to reflect market participant assumptions. The discount rate utilized was a risk-free rate selected based on the nearest risk-free rate term associated with the payment of the deferred purchase consideration, with a credit risk premium applied as the payments are not risk-free.
The estimated fair value of the Company’s contingent purchase consideration payable in cash for the second and third milestones are based on management’s estimated probability and timing of future payments, discounted utilizing a rate of 12.5%, to reflect market participant assumptions. The discount rates utilized were risk-free rates selected based on the nearest risk-free rate term associated with the payments of the purchase consideration and contingent purchase consideration payable, with a credit risk premium applied as the payments are not risk-free.
The estimated fair value of the Company’s contingent purchase consideration payable in either cash or shares of common stock at the Company’s election for the second and third milestones was determined using a Monte Carlo simulation model that includes significant unobservable inputs such as estimated probability, fair value of underlying shares of common stock, risk-adjusted discount rates (utilizing an approximate rate of 12.5% to reflect market participant assumptions), estimated volatility and timing of future payments.

The Acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. The purchase price is allocated to the tangible assets and identifiable intangible assets acquired based upon their estimated fair values. The excess of the purchase price over the tangible and intangible asset acquired has been recorded to goodwill. The Acquisition resulted in recorded goodwill that can be attributable to the acquired assembled workforce and synergies related to certain of the acquired intangible assets. Goodwill is expected to be amortizable for tax purposes. Management plans to integrate the Acquisition into its existing business structure, which is comprised of a single reporting unit.
The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired as of the date of acquisition:

Deferred consideration	$229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109

Total consideration	$1,759

Software	$256
Equipment and hardware	151
Intangible asset—developed technology	863
Goodwill	489

Fair value of assets acquired	$1,759

As part of the purchase price allocation, the Company determined it had acquired a developed technology identifiable intangible asset. The fair value of the internally developed technology was estimated using the replacement cost method, whereby the components of the acquired internally developed technology were reviewed to determine the cumulative cost of development for each component, inclusive of a developer’s profit and an entrepreneurial incentive. The cumulative cost of development was then discounted to account for obsolescence factor. The estimated useful life over which the internally developed technology will be amortized is 4 years.
The Company did not assume any liabilities in connection with the Acquisition.
The Company incurred acquisition-related costs of approximately $48, which are included as a component of selling, general and administrative expenses in the accompanying statement of operations for the year ended December 31, 2019.
The results of operations for the Acquisition are included in the Company’s financial statements from the date of the acquisition.